S000019849 [Member] Investment Strategy - Columbia Variable Portfolio - Government Money Market Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests at least 99.5% of its total assets in government securities, cash and/or repurchase agreements collateralized solely by government securities or cash. For purposes of this policy, “government securities” are any securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States, or any certificate of deposit for any of the foregoing.
The Fund typically invests in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. The Fund may invest in variable and floating rate instruments, and may transact in securities on a when-issued, delayed delivery or forward commitment basis (including U.S. Treasury floating rate notes). The Fund invests in a portfolio of securities maturing in 397 days or less (as maturity is calculated by U.S. Securities and Exchange Commission (SEC) rules governing the operation of money market funds) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.
The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the 1940 Act), and other rules of the SEC. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in government securities and/or repurchase securities that are collateralized by government securities. The Fund will only purchase government securities, cash, repurchase agreements collateralized solely by government securities or cash, and up to 0.5% of the Fund’s total assets may be invested in other securities that present minimal credit risk as determined by Columbia Management Investment Advisers, LLC, the Fund’s investment manager (the Investment Manager), pursuant to guidelines approved by the Fund’s Board of Trustees.